Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of composition of assets, grouped by major classification
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Computers and electronic equipment	$1,902	$1,794
Office furniture and equipment	157	155
Vehicles	109	109
Leasehold improvements	27	22
	2,195	2,080
Less - accumulated depreciation and amortization	(2,036)	(1,913)

	$159	$167

Schedule of property and equipment by geographical location
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Israel	$63	$60
Romania	83	94
Germany	13	13

Total	$159	$167